Earnings (Loss) Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss	$ (131,645)	$ (22,450)
Less: Net loss attributable to RSILP prior to the Business Combination	(136,323)
Less: Net income attributable to noncontrolling interests after the Business Combination	3,597
Net income attributable to Rush Street Interactive, Inc. - basic	1,081
Effect of dilutive securities:
Public, Private Placement and Working Capital Warrants, net of amounts attributable to noncontrolling interests	(1,656)
Net loss attributable to Rush Street Interactive, Inc. - diluted	$ (575)
Denominator:
Weighted average common shares outstanding - basic	43,579,704
Weighted average effect of dilutive securities:
Public Warrants	5,481,341
Private Placement and Working Capital Warrants	3,181,561
Weighted average common shares outstanding - diluted	52,242,606
Net income per common share attributable to Rush Street Interactive, Inc. - basic	$ 0.02
Net loss per common share attributable to Rush Street Interactive, Inc. - diluted	$ (0.01)